Equity Method Investments - Schedule of Equity Method Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Advanced Acoustics Concepts, LLC
Schedule of Equity Method Investments [Line Items]
Carrying Value	$ 27	$ 25
Advanced Acoustics Concepts, LLC
Schedule of Equity Method Investments [Line Items]
% of Ownership	51.00%	51.00%